Other Long-term Payable	12 Months Ended
Dec. 31, 2014
Other Long-term Payable
Other Long-term Payable

16.Other Long-term Payable

The following is a summary of other long-term payables as of December 31, 2013 and 2014 (in thousands):

	December 31,	December 31,
	2013	2014
	RMB	RMB
RSU long-term payable (see Note 2(n))	144,433	106,230
Other	450	200
	144,883	106,430